UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22251

Hatteras VC Co-Investment Fund II, LLC

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

  (Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

 (Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

May 31, 2011
(Unaudited)

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members' Capital

Private Company:

Alternative Energy:
Tioga Energy, Inc. a,b
San Mateo, California
363,285 shares of
Series B Preferred Stock	May 2010	$150,000	$150,000	1.52%

Consumer:
Ooma, Inc. a,b
Palo Alto, California
106,496 shares of Series
Alpha Preferred Stock	Oct. 2009	250,000	385,949	3.90%

Ooma, Inc. a,b
Palo Alto, California
Bridge Financing Note
8.00%, 2/01/2012	Jul. 2010	46,500	46,500	0.47%

Ooma, Inc. a,b
Palo Alto, California
Bridge Financing Note
8.00%, 2/01/2012	Nov. 2010	46,500	46,500	0.47%

Sonim Technologies, Inc. a,b
San Mateo, California
171,702 shares of
Series 4 Preferred Stock	Nov. 2009	125,000	125,000	1.26%

Sonim Technologies, Inc. a,b
San Mateo, California
1,786,907 shares of
Series 4-A Preferred Stock	Feb. 2010	97,907	107,215	1.09%
Total Consumer		565,907	711,164	7.19%

Medical Technology:
Anulex Technologies, Inc. a,b
Minnetonka, Minnesota
150,000 shares of
Series E Preferred Stock	May 2010	150,000	150,000	1.52%

Information Technology:
Stoke, Inc. a,b
Santa Clara, California
76,453 shares of
Series E Preferred Stock	Nov. 2010	250,001	250,001	2.53%

Semiconductor:
Magnum Semiconductor, Inc. a,b
Milpitas, California
125,000 shares of
Series E-1 Preferred Stock	Jun. 2010	150,000	187,500	1.90%

Quantenna Communications, Inc. a,b
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	210,754	2.13%

Quantenna Communications, Inc. a,b
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	75,000	0.76%
Total Semiconductor		375,000	473,254	4.79%

Software:
Clustrix, Inc.
San Fransisco, California
248,663 shares of
Series B Preferred Stock	Dec. 2010	250,001	250,001	2.53%

Kontiki, Inc. a,b
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,001	250,001	2.53%

Posit Science Corporation a,b
San Francisco, California
2,415,460 shares of
Common Stock	Dec. 2009	200,000	44,705	0.45%

Posit Science Corporation a,b
San Francisco, California
642,606 shares of
Series AA Preferred Stock	Sep. 2010	11,894	11,893	0.12%

SugarSync, Inc. a,b
San Mateo, California
278,500 shares of
Series BB Preferred Stock	Dec. 2009	150,000	274,550	2.77%

SugarSync, Inc. a,b
San Mateo, California
579,375 shares of
Series CC Preferred Stock	Feb. 2011	350,000	350,000	3.54%

Univa Corporation a,b
Lisle, Illinois
941,113 shares of
Series E referred Stock	Oct. 2010	350,000	350,000	3.54%
Total Software		1,561,896	1,531,150	15.48%

Total Private Company		3,052,804	3,265,569	33.03%

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.11% c		6,550,575	6,550,575	66.25%

Total Short-Term Investments		6,550,575	6,550,575	66.25%

Total Investments		9,603,379	9,816,144	99.28%

Other Assets in Excess of Liabilities			70,861	0.72%

Members' Capital			$9,887,005	100.00%

a  Non-income producing.
b  Portfolio holdings are subject to substantial restrictions as to resale.
c The rate shown is the annualized 7-day yield as of May 31, 2011.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•         Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Level 1	Level 2	Level 3	Total
Private Company1	$-	$-	$3,265,569	$3,265,569
Short-Term Investments	6,550,575	-	-	6,550,575
Total	$6,550,575	$-	$3,265,569	$9,816,144

1  All Private Companies held in the Fund are Level 3 securities.  For a detailed break-out of Private Companies by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of September 1, 2010	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Balance as of May 31, 2011
Private Company	$1,739,384	$-	$94,881	$1,431,304	$-	$3,265,569
Total Investments	$1,739,384	$-	$94,881	$1,431,304	$-	$3,265,569

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act") (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant's  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect,  the  registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras VC Co-Investment Fund II, LLC

By (Signature and Title)*   /s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date 7/25/11

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date 7/25/11

By (Signature and Title)*  /s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date 7/25/11

* Print the name and title of each signing officer under his or her signature.